INVESTMENT IN UNCONSOLIDATED ENTITY (Tables)	6 Months Ended
Dec. 31, 2019
INVESTMENT IN UNCONSOLIDATED ENTITY
Schedule of investment in unconsolidated entity

Investment in unconsolidated entity consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Future Gas Station (Beijing) Technology, Ltd	¥31,078,971	¥31,220,259	$4,480,521